INCOME TAXES (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for credit losses	$ 11,914,542	$ 11,234,048
Unearned insurance reserves	2,763,914	3,480,446
Uncertain tax positions	174,328	302,110
Fair value adjustment of acquisitions	76,928	109,709
State net operating losses and credits	34,357	26,680
Loan origination & policy acquisition costs		26,220
Other	304,338	176,769
Total deferred tax assets	15,268,407	15,355,982
Valuation Allowance	(21,077)	(10,162)
Deferred tax assets, net of valuation allowance	15,247,330	15,345,820
Deferred tax liabilities:
Amortization - intangible assets	1,240,550	1,858,674
Depreciation	55,640	13,675
Other	70,752	96,173
Total deferred tax liabilities	1,366,942	1,968,522
Net deferred tax assets	13,880,388	13,377,298
State net operating loss carryforwards	597,000
State AMT credit carryforwards	1,000
Additional disclosure of uncertain tax positions and unrecognized tax benefits
Reserve for uncertain tax positions	500,000	900,000	1,700,000
Unrecognized tax benefit that if realized would affect the effective tax rate	107,000
Interest and penalties recognized and recorded as a component of income tax expense (benefit)	(20,000)	(137,000)	43,000
Reconciliation of unrecognized tax benefits
Balance, beginning of period	702,000	1,368,200	520,200
Increase of tax positions taken in current period	29,600	9,800	13,000
Increase of tax positions taken in prior periods	594,000	86,100	1,060,000
Decrease of tax positions taken in prior periods	(557,800)
Decrease due to lapse of applicable statute of limitations	(421,800)	(762,100)	(225,000)
Decrease of tax positions taken in current periods	0
Balance, end of period	346,000	702,000	1,368,200
Accrued cumulative interest and penalties
Accrued cumulative interest and penalties	$ 174,000	$ 193,000	$ 330,000